CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Financial Data Relating to Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 161,926	$ 161,735
Cost of Revenues	110,208	103,255
Gross profit	51,718	58,480
R&D expenses:
Expenses incurred	16,575	17,726
Less - grants	1,684	1,735
Research and development costs, net	14,891	15,991
Selling and marketing	20,751	23,192
General and administrative	16,274	18,107
Costs related to acquisition transactions		256
Operating income (loss)	(198)	934
Financial expenses, net	(2,015)	(737)
Other Income		1,826
Income (loss) before taxes	(2,213)	2,023
Taxes on income (tax benefit)	(2)	644
Net income (loss)	(2,211)	1,379	(5,850)
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	68,585	53,129
Cost of Revenues	42,459	28,752
Gross profit	26,126	24,377
R&D expenses:
Expenses incurred	10,031	9,562
Less - grants	1,194	1,385
Research and development costs, net	8,837	8,177
Selling and marketing	11,643	11,435
General and administrative	5,455	5,663
Costs related to acquisition transactions		39
Operating income (loss)	191	(937)
Defense [Member]
Segment Reporting Information [Line Items]
Revenues	28,351	35,208
Cost of Revenues	20,971	22,952
Gross profit	7,380	12,256
R&D expenses:
Expenses incurred	6,544	8,164
Less - grants	490	350
Research and development costs, net	6,054	7,814
Selling and marketing	4,612	5,082
General and administrative	1,900	3,476
Costs related to acquisition transactions
Operating income (loss)	(5,186)	(4,116)
Services [Member]
Segment Reporting Information [Line Items]
Revenues	64,990	73,398
Cost of Revenues	46,778	51,551
Gross profit	18,212	21,847
R&D expenses:
Expenses incurred
Less - grants
Research and development costs, net
Selling and marketing	4,496	6,675
General and administrative	8,919	8,968
Costs related to acquisition transactions		217
Operating income (loss)	$ 4,797	$ 5,987